Financing Receivables - Schedule of Financing Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Financing Receivables [Abstract]
Financing receivables	¥ 1,272,504		¥ 136,700
Allowance	(363,322)		(119,185)	¥ (51,858)
Financing receivables, net	¥ 909,182	$ 130,011	¥ 17,515